Inventories (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Inventories

	December 31, 2017	December 31, 2018
	NT$	NT$
	(In Millions)	(In Millions)
Finished goods	$9,923.3	$11,329.8
Work in process	53,362.2	72,071.9
Raw materials	7,143.8	15,233.9
Supplies and spare parts	3,451.4	4,595.4

	$73,880.7	$103,231.0